Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
NAA LARGE GROWTH SERIES [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	32.18%	39.91%	(30.69%)	27.77%	37.87%	33.92%	(3.63%)	30.11%	8.72%	5.49%
NAA MID GROWTH SERIES [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	17.37%	26.41%	(27.78%)	13.69%	32.10%	32.70%	(7.10%)	24.67%	8.65%	(0.08%)
NAA SMALL CAP VALUE SERIES [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	8.51%	10.29%	(3.74%)	26.18%	(0.97%)	22.58%	(12.66%)	3.70%	26.60%	(6.62%)
NAA SMALL GROWTH SERIES [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	12.76%	21.01%	(26.61%)	6.54%	31.82%	25.68%	(10.30%)	22.38%	13.45%	(1.29%)
NAA SMID-CAP VALUE SERIES [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	9.05%	9.73%	(1.86%)	23.75%	4.30%	26.70%	(12.97%)	13.71%	26.75%	(6.79%)
NAA WORLD EQUITY INCOME SERIES [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	12.59%	12.28%	(9.12%)	21.74%	6.65%	21.40%	(8.17%)	15.06%	10.38%	(0.67%)
NAA ALL CAP VALUE SERIES | NAA ALL CAP VALUE SERIES [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	10.25%	8.52%	(1.17%)	26.95%	1.88%	23.74%	(10.62%)	14.77%	22.71%	(4.70%)
NAA LARGE CAP VALUE SERIES | NAA LARGE CAP VALUE SERIES [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	13.46%	9.27%	(1.32%)	27.03%	2.21%	21.82%	(9.53%)	15.81%	21.41%	(5.08%)
NAA LARGE CORE SERIES | NAA LARGE CORE SERIES [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	25.88%	26.90%	(20.67%)	28.48%	18.78%	29.97%	(6.56%)	22.22%	13.34%	1.50%